Loss Per Share	6 Months Ended
Jun. 30, 2019
Earnings Per Share [Abstract]
LOSS PER SHARE
20.	loss PER SHARE

The following table sets forth the computation of basic and diluted loss per common share for the six months ended June 30, 2019 and 2018, respectively:

	For the Six Months Ended June 30,
	2019	2018

Net Loss	(26,781,651)	(52,152,740)
Dividend – Convertible Redeemable Class A preferred stock	(343,200)	-
Net income attributable to noncontrolling interests	(2,319)	-
Net loss attributable to ordinary shareholders	$(27,127,170)	$(52,152,740)

Weighted-average common shares outstanding – basic and diluted	25,287,852	18,422,783

Loss per share to ordinary shareholders – basic and diluted	$(1.07)	$(2.83)

Basic loss per share to the ordinary shareholders are computed by dividing the net loss   attributable to the ordinary shareholders by the weighted average number of common shares outstanding during the year. Diluted loss per share is the same as basic loss per share due to the lack of dilutive items in the Company for the six months ended June 30, 2019 and 2018. The number of warrants, Class A preferred shares are omitted excluded from the computation as the anti-dilutive effect.